Stock-Based Compensation - Summary of Assumptions used to value WeWork Partnerships Profits Interest Units (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	$ 4,294	$ 22,136	$ 159,874	$ 44,961	$ 62,776	$ 358,969	$ 69,400
Wework Partnership Profit Interest Units [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation					900	$ 15,100
Share based compensation non vested award excluding options cost not yet recognized amount					$ 37,500
Share based compensation non vested awards unrecognized costs remaning period for recognition					3 years 9 months 18 days
Wework Partnership Profit Interest Units [Member] | Employees [Member] | Performance Based Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation non vested award excluding options cost not yet recognized amount					$ 22,200